CONTRACTUAL COMMITMENTS AND GUARANTEES	12 Months Ended
Dec. 31, 2023
CONTRACTUAL COMMITMENTS AND GUARANTEES
CONTRACTUAL COMMITMENTS AND GUARANTEES	CONTRACTUAL COMMITMENTS AND GUARANTEES
a)Contractual commitments
The Company has unrecognized contractual commitments arising from the purchase of goods and services, which mature on several dates, with monthly payments.
On December 31, 2023, the total consolidated nominal values equivalent to the full contract period were:

Year
2024	1,015,822
2025	749,362
2026	438,382
2027	358,300
2028	334,504
2029 onwards	730,684
Total(1)	3,627,054

(1)Includes R$154.4 millions, referring to contracts for the provision of security services with Telefónica Cybersecurity Tech, S.L.U. (“CyberCo”) and its subsidiaries, companies of the Telefónica Group.
b)Guarantees
On December 31, 2023, the Company had guarantees for several commitments with ANATEL, suppliers and legal proceedings:

Insurance of guarantee(1)	26,935,174
Letters of guarantee	4,596,336
Judicial deposits and garnishments (Note 10)	2,911,929
Property and equipment (Note 13.f)	101,220
Financial investments in guarantee of lawsuits (Note 4)	36,169
Total	34,580,828

(1)These refer to insurance amounts contracted to ensure the continuity of legal proceedings (note 20).